Primary and secondary segments reporting - Primary segments, narrative (Details)	12 Months Ended
Dec. 31, 2024 operatingAreas Business segment
Disclosure of operating segments [abstract]
Number of operating segments | segment	6
Number of operating areas | operatingAreas	5
Number of businesses | Business	2